Savings Plan - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution expenses	$ 36,000	$ 56,500
First 3 Percent of Each Participant's Contributions
Defined Benefit Plan Disclosure [Line Items]
Company's matching contributions to the 401(k) plan		100.00%
Second Two Percent Of Each Participant's Contributions
Defined Benefit Plan Disclosure [Line Items]
Company's matching contributions to the 401(k) plan		50.00%